STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash and cash equivalents		$ 1,172,393	$ 1,481,302
Receivables		3,072	1,967
Prepaid expenses and deposits		13,572	84,126
Current assets		1,189,037	1,567,395
Mineral property interests	[1]	0	4,832,500
Exploration and evaluation assets (Note 2(c) & 6)	[2]	0	24,880,659
Equipment, vehicles and furniture (Note 7)	[3]	26,934	38,538
Reclamation deposits		123,600	123,600
Total assets		1,339,571	31,442,692
Current liabilities
Accounts payable and accrued liabilities		32,350	19,102
Amounts owing to related parties (Note 10)	[4]	14,468	13,978
Current liabilities		46,818	33,080
Shareholders' equity
Share Capital (Note 8)	[5]	54,452,511	54,223,481
Contributed surplus (Note 8)	[5]	21,766,898	17,707,324
Deficit		(74,926,656)	(40,521,193)
Equity		1,292,753	31,409,612
Total liabilities and shareholders' equity		$ 1,339,571	$ 31,442,692

[1]	Note 2(c) & 5
[2]	Note 2(c) & 6
[3]	Note 7
[4]	Note 10
[5]	Note 8